Property, Plant, and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Land and land improvements		$ 37,101	$ 37,346
Building and leasehold improvements		188,201	181,985
Machinery, equipment, and other		1,330,275	1,244,153
Construction-in-progress		31,955	38,640
Property, plant, and equipment, gross		1,587,532	1,502,124
Accumulated depreciation		(652,833)	(529,413)
Property, plant, and equipment, net	$ 897,624	$ 934,699	$ 972,711